Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			3 Months Ended
	Jul. 01, 2022 shares $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	24,759	24,759	13,817	13,817
New awards granted in the period (in shares)	29,676
Liabilities from share-based payment transactions (in shares)	7,405
Number of other equity instruments outstanding (in shares)	3,537
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			761,544	761,544
Number of other equity instruments outstanding (in shares)			1,556,096	1,556,096		2,699,157
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $			$ 100,000
Expense from share-based payment transactions with employees | €				€ 0.1	€ 0.2
Shares issued, price per share (in dollars per share) | $ / shares	$ 20.22	$ 28.27